Related Party Transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer of the Company

(b) Due to related parties

	As of
Name	March 31, 2026	September 30, 2025
	(Unaudited)
Mr. Gang Lai	$157,207	$446,460
Ms. Lin Yang	87	85
Total due to related parties	$157,294	$446,545

As of March 31, 2026, the balance due to related parties mainly consisted of advances from Mr. Gang Lai, the Company’s chief executive officer and the chairman of the board of directors for working capital purposes during the Company’s normal course of business, as well as payment of expenses made by Ms. Lin Yang on behalf of the Company. These advances are unsecured, non-interest bearing and due on demand.

(c) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from commercial banks in China, Mr. Gang Lai and Ms. Lin Yang signed guarantee agreements with these banks to provide credit guarantee for the Company’s certain loans (see Note 12 and 13).